Warrants (Details Narrative) (10Q) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 25, 2014	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	May 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants			$ 0.65		$ 3.50	$ 3.90		$ 4.10
Stock-based compensation expense			$ 129,749	$ 93,468
Fair value of warrants vesting					$ 614,846
Fair value of accumulated amortization warrants, vested			129,749	$ 59,234	161,936	$ 329,511
Proceeds from warrant holders			$ 352,000
Common stock issued upon exercise of warrants, shares			2,070,590
Aggregate intrinsic value of all outstanding and exercisable warrants			$ 5,350,263		0
Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants	440,000
Exercise price of warrants	$ 3.00
Warrant expiration period	10 years
Stock-based compensation expense					$ 182,072	432,772
Number of warrant shares up on achievement			160,000
Employment Contracts [Member] | Share Based Compensation Award Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants	80,000
Stock-based compensation expense						$ 201,680
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants	200,000
Fair value of warrants vesting	$ 504,204
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration period	1 year
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration period	3 years
Securities Purchase Agreement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants		7,950,000					1,250,001
Exercise price of warrants		$ 0.17
Warrant expiration date		Feb. 04, 2017
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of accumulated amortization warrants, vested			$ 649,860
Amortization of vested warrants			$ 35,014